SCHEDULE OF A RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING (Details) - $ / shares	3 Months Ended			6 Months Ended
	Jun. 30, 2020		Jun. 30, 2019	Jun. 30, 2020		Jun. 30, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average ordinary shares outstanding, beginning balance	87,495,221		86,896,779
Change in shares, Shares to be issued in SAPESCO transaction	2,237,000	[1]		2,237,000	[2]
Weighted average ordinary shares outstanding, Shares to be issued in SAPESCO transaction	737,473	[1]		368,736	[2]
Weighted average ordinary shares outstanding, Ending balance	88,232,694		86,896,779	88,232,694		86,896,779
Issuance of earnings per share	$ 2,237,000			$ 2,237,000
Weighted average ordinary shares outstanding, beginning balance				87,187,289		85,562,769
Change in shares, Restricted stock vesting				307,932
Weighted average ordinary shares outstanding, Restricted stock vesting				175,961
Weighted average ordinary shares outstanding, Ending balance	87,731,986		86,895,285	87,731,986		86,895,285
Change in shares, Other						33,796
Weighted average ordinary shares outstanding, Other shares						32,302
Change in shares, NPS equity stock earn-out						1,300,214
Weighted average ordinary shares outstanding, NPS equity stock earn-out						1,300,214
Weighted average ordinary shares outstanding	88,232,694		86,896,779	87,731,986		86,895,285
Shares for use in allocation of participating earnings	89,396,451		88,496,979	88,895,743		88,495,485
Allocation Of Participating Earnings [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Weighted average ordinary shares outstanding	88,232,694			87,731,986		86,895,285
Non-vested, participating restricted shares	1,163,757		1,600,200	1,163,757		1,600,200

[1]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued, as such 2,237,000 shares expected to be issued in the third quarter of 2020 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share.
[2]	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued, as such 2,237,000 shares issued in the third quarter of 2020 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share.